Document and Entity Information Document - shares	3 Months Ended
	Apr. 30, 2018	Jun. 05, 2018
Document And Entity Information [Abstract]
Document type	6-K
Document period end date	Apr. 30, 2018
Amendment flag	false
Registrant name	Summit Therapeutics plc
Central index key	0001599298
Current reporting status	Yes
Current fiscal year end date	--01-31
Filer category	Accelerated Filer
Entity well known seasoned issuer	No
Document fiscal year focus	2019
Document fiscal period focus	FY
Entity common stock shares outstanding		0